Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits

	As at March 31
Particulars	2025	2026
Net defined benefit liability	12,033	13,545
Other long term employee benefit (liability for compensated absences)	2,672	2,932
Total employee benefit liabilities	14,705	16,477

	As at March 31
Particulars	2025	2026
Present value of unfunded obligation	12,033	13,545
Total	12,033	13,545

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2025	2026	2025	2026	2025	2026
Opening balance	9,467	12,159	(151)	(126)	9,316	12,033
Acquired through business combination (refer note 7 (c) and 7 (d))	271	549	—	(549)	271	—

Included in profit or loss
Current service cost	1,687	2,034	—	—	1,687	2,034
Past service cost (credit)	—	533	—	—	—	533
Interest cost (income)	636	721	(9)	(45)	627	676
	2,323	3,288	(9)	(45)	2,314	3,243
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(20)	—	—	—	(20)	—
-financial assumptions	417	(223)	—	—	417	(223)
-experience adjustment	441	794	—	—	441	794
-Return on plan assets excluding interest income	—	—	1	—	1	—
	838	571	1	—	839	571
Effects of movement in foreign exchange rates	(259)	(1,262)	3	11	(256)	(1,251)
Other
Contribution by employer	—	—	(11)	(55)	(11)	(55)
Benefits paid	(481)	(1,028)	41	32	(440)	(996)
Closing balance	12,159	14,277	(126)	(732)	12,033	13,545

Represented by:

	As at March 31
Particulars	2025	2026
Net defined benefit liability	12,033	13,545
Net defined benefit assets	—	—
	12,033	13,545

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2025	2026
Discount rate (per annum)	6.4%-6.5%	6.4% - 7.3%
Future salary growth (per annum)	7.0%-12.0%	7.0% - 12.0%
Withdrawal rate	6.0%-25.0%	3.0% - 25.0%

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	For the year ended March 31
Particulars	2025		2026
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(730)	822	(802)	898
Future salary growth (1% movement)	771	(703)	651	(634)
Withdrawal rate (5% movement)	(1,274)	2,788	(369)	453

Disclosure of Plan Assets	Plan assets comprise the following:

	As at March 31
Particulars	2025	2026
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	G. Expected benefit payments for the year ending:

Amount
March 31, 2027	1,963
March 31, 2028	2,518
March 31, 2029	2,115
March 31, 2030	2,538
March 31, 2031	2,497
Thereafter	11,350